Due From/To Brokers	12 Months Ended
Dec. 31, 2017
Due From/To Brokers [Abstract]
Due From/To Brokers

4.       DUE FROM/to BROKERS

At December 31, 2017 and 2016, due from and due to brokers balances, if applicable, in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.